Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 4,563,731	$ 6,428,608	$ 6,461,163
Cost of revenues	(2,642,491)	(2,891,565)	(2,581,218)
Gross profit	1,921,240	3,537,043	3,879,945
Operating expenses:
General and administrative	1,819,531	1,472,648	1,699,934
Selling	648	437,185	76,477
Total operating expenses	1,820,179	1,909,833	1,776,411
Operating income	101,061	1,627,210	2,103,534
Other income (expense)
Government subsidies	569,928	9,838	6,883
Net investment income (loss)	330,552	(19,363)	103,375
Interest income	911,875	545,555	10,515
Interest expense	(313,861)	(285,353)
Other expense, net	(5,029)	(8,924)	(12,097)
Total other income	1,493,465	241,753	108,676
Income before provision for income taxes	1,594,526	1,868,963	2,212,210
Income tax expense	546,885	453,218	542,853
Net income	1,047,641	1,415,745	1,669,357
Comprehensive income
Net income	1,047,641	1,415,745	1,669,357
Foreign currency translation (loss) gain	(330,116)	(1,015,447)	290,407
Comprehensive income	$ 717,525	$ 400,298	$ 1,959,764
Earnings per ordinary share
Earnings per ordinary share basic (in Dollars per share)	$ 0.08	$ 0.13	$ 0.15
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	13,257,469	10,987,679	10,987,679